Document and Entity Information	Jul. 27, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2020
Entity Registrant Name	CYRUSONE INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35789
Entity Tax Identification Number	46-0691837
Entity Address, Address Line One	2850 N. Harwood Street
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	350-0060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001553023
Common Stock, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CONE
Security Exchange Name	NASDAQ
1.450% Senior Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.450% Senior Notes due 2027
Trading Symbol	CONE27
Security Exchange Name	NASDAQ